Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders' Equity [Abstract]
Schedule of Warrant Activity

A summary of total warrant activity during the six months ended June 30, 2025 is as follows:

			Weighted
		Weighted	Average Remaining
	Warrants Outstanding	Average Exercise Price	Contractual Term in Years
Balance at December 31, 2023	70,750	$255.30	3.47
Granted	799,631	3.00	—
Exercised	—	—	—
Repurchased	(65,625)	0.80	—
Balance at December 31, 2024	804,756	4.22	2.09
Granted	—	—	—
Exercised	(799,631)	3.00	—
Balance at June 30, 2025	5,125	$195.12	1.59

A summary of total warrant activity during the years ended December 31, 2024 and 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Warrants	Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2023	70,750	$255.30	3.47
Granted	799,631	3.00	—
Exercised	—	—	—
Repurchased	(65,625)	0.80	—
Balance at December 31, 2024	804,756	$4.22	2.09